Right of Use Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right of Use Assets

16.	RIGHT-OF-USE ASSETS

16(a)Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2020	2019
Right of use assets	US$’000	US$’000
Land	2,843	3,029
Buildings	281	546
Motor vehicle and other asset	47	58
Office equipment	77	102
	3,248	3,735

The Company leases various assets including land, buildings, business vehicles and multifunction printers. Rental contracts are typically made for periods of 1 to 37 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

Additions to the right-of-use assets during the 2020 financial year were $40 (2019: $473).

16(b)Amounts recognized in the consolidated income statements

	2020	2019
Depreciation charge of right of use assets	US$’000	US$’000
Land	280	211
Buildings	278	233
Motor vehicle and other asset	38	38
Office equipment	25	25
	621	507

Interest expenses (included in finance cost)	79	91
Expenses relating to short-term leases	7	159
Expenses relating to lease of low-value assets that are not short-term leases	10	15

The total cash outflow for lease in 2020 was $682 (2019: $691).